As filed with the Securities and Exchange Commission on May 8, 2013

Securities Act Registration No. 033-24962

Investment Company Act Registration No. 811-05186

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 117	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

POST-EFFECTIVE AMENDMENT NO. 119	☒

Check appropriate box or boxes

ADVANCED SERIES TRUST

Exact name of registrant as specified in charter

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

(973) 367-7521

Registrant’s Telephone Number, Including Area Code

Deborah A. Docs

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on ( ) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ( ) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 8th day of May, 2013.

ADVANCED SERIES TRUST

Robert F. O’Donnell
*Robert F. O’Donnell President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Robert F. O’Donnell* Robert F. O’Donnell	Trustee and President, Principal Executive Officer

Susan Davenport Austin* Susan Davenport Austin	Trustee

Sherry S. Barrat* Sherry S. Barrat	Trustee

Kay Ryan Booth* Kay Ryan Booth	Trustee

Timothy Cronin* Timothy Cronin	Trustee

Delayne Dedrick Gold* Delayne Dedrick Gold	Trustee

Robert F. Gunia* Robert F. Gunia	Trustee

W. Scott McDonald, Jr.* W. Scott McDonald, Jr.	Trustee

Thomas T. Mooney * Thomas T. Mooney	Trustee

Thomas M. O’Brien* Thomas M. O’Brien	Trustee

F. Don Schwartz* F. Don Schwartz	Trustee

Grace C. Torres* Grace C. Torres	Treasurer, Principal Financial and Accounting Officer

*By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	May 8, 2013

POWER OF ATTORNEY

The undersigned Directors, Trustees and Officers of the Advanced Series Trust, The Prudential Series Fund and Prudential’s Gibraltar Fund, Inc. (collectively, the “Funds”), hereby constitute, appoint and authorize each of, Andrew French, Claudia DiGiacomo, Deborah A. Docs, Kathleen DeNicholas, Raymond O’Hara, Amanda Ryan and Jonathan D. Shain (with full power of each of them to act alone), as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his or her behalf in his or her capacity as a Director, Trustee and/or Officer of the Funds, as appropriate, any Registration Statements of the Funds, any and all amendments thereto (including pre- and post-effective amendments), any and all supplements or other instruments in connection therewith, and any and all other required filings, including Form N-PX, as appropriate, to file the same, with all exhibits thereto, with the Securities and Exchange Commission (the “SEC”), and generally to do all such things in his or her name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Company Act of 1940, and all related requirements of the SEC. The Registration Statements of the Funds include, but are not limited to: Reg. Nos. 033-24962 and 811-05186; Reg. Nos. 002-80896 and 811-03623; and Reg. Nos. 002-32685 and 811-01660. The undersigned do hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned do hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

/s/ Timothy S. Cronin Timothy S. Cronin

/s/ Susan Davenport Austin Susan Davenport Austin

/s/ Kay Ryan Booth Kay Ryan Booth

/s/ Delayne Dedrick Gold Delayne Dedrick Gold

/s/ Robert F. Gunia Robert F. Gunia

/s/ W. Scott McDonald, Jr. W. Scott McDonald, Jr.

/s/ F. Don Schwartz F. Don Schwartz

/s/ Robert F. O’Donnell Robert F. O’Donnell

/s/ Grace C. Torres Grace C. Torres

/s/ Sherry S. Barrat Sherry S. Barrat

/s/ Thomas M. O’Brien Thomas M. O’Brien

/s/ Thomas T. Mooney Thomas T. Mooney

Dated: April 23, 2013

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase